CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 34,914,112	$ 69,147,733	$ 29,936,038
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Long-lived assets impairment	38,512,376
Share-based compensation	2,206,025	1,614,756	258,583
Inventory write-down	14,252,701
Allowance for doubtful accounts	1,202,940
Depreciation of property, plant and equipment	35,479,645	30,751,063	16,088,049
Changes in operating assets and liabilities:
Accounts receivable	(7,854,035)	1,530,455	(14,269,782)
Prepaid expenses and other current assets	(5,723,463)	(8,449)	(3,397,284)
Advances to suppliers	2,279,347	(671,770)	(2,902,398)
Inventories	(26,579,763)	(6,522,274)	91,339
Amount due from related parties	(7,390,878)
Prepaid land use rights	(26,718,866)	(7,062,425)	(791,924)
Other non-current assets	(7,197,546)	(159,035)
Accounts payable	10,273,609	808,014	333,323
Accrued expenses and other current liabilities	(10,947,970)	9,579,818	1,160,862
Accrued warranty cost	297,244	139,839
Income tax payable	1,431,902	12,699,027	(999,994)
Advances from customers	(8,967,939)	13,996,287	(27,658,240)
Amount due to related party	1,993,223
Deferred government subsidies	25,127,831
Deferred tax assets	(21,732,585)	(219,489)	(578,110)
Net cash provided by (used in) operating activities	44,857,910	125,623,550	(2,729,538)
Investing activities:
Purchases of property, plant and equipment	(252,704,147)	(57,660,462)	(121,289,965)
Increase/(decrease) in restricted cash	(11,536,224)	8,745,616	11,620,111
Prepayment to related party for purchase of equipment		(903,616)
Interest free loan to related parities	(9,898,458)
Net cash used in investing activities	(274,138,829)	(49,818,462)	(109,669,854)
Financing activities:
Cash received from related parties	75,294,720
Cash paid to related parities	(75,294,720)
Proceeds from bank borrowings	186,558,358	10,602,340	98,237,390
Proceeds from other borrowings		3,775,948	6,230,000
Repayment of bank borrowings	(71,079,431)	(40,271,995)	(10,394,310)
Repayment of other borrowings	(2,697,397)	(8,265,966)
Advance from related party		178,874	41,519,269
Cash proceeds from issuance of Series A convertible redeemable preferred shares			55,000,000
Cash proceeds from issuance of ordinary share, net off commission		81,282,000
Capital contribution from ordinary shareholders			10,000
Net cash provided by financing activities	112,781,530	45,556,249	190,502,349
Effect of exchange rate changes	5,560,689	860,025	7,412
Net increase (decrease) in cash and cash equivalents	(110,938,700)	122,221,362	78,110,369
Cash and cash equivalents at the beginning of the year	203,635,798	81,414,436	3,304,067
Cash and cash equivalents at the end of the year	92,697,098	203,635,798	81,414,436
Supplemental disclosure of cash flow information:
Interest paid	10,991,064	5,240,147	3,731,624
Income taxes paid	18,861,460	625,130	1,818,208
Supplemental schedule of non-cash investing activities:
Balance netting-off agreements with different subsidiaries of Daqo Group	11,729,514
Supplemental schedule of non-cash financing activities:
Daqo New Material's conversion of amount due to investor to owner's equity			79,884,026
Conversion of Series A convertible redeemable preferred shares into ordinary shares		58,902,740
Convertible Preferred Stock
Financing activities:
Payments of Stock Issuance Costs			(100,000)
Common Stock
Financing activities:
Payments of Stock Issuance Costs		(1,744,952)
Payable
Supplemental schedule of non-cash investing activities:
Purchase of property, plant and equipment	41,302,426	16,701,144	53,223,998
Related Parties
Supplemental schedule of non-cash investing activities:
Purchase of property, plant and equipment	$ 822,840